Stated capital - Movements in SARs outstanding and related weighted average award prices (Details) - SARs	12 Months Ended
	Mar. 31, 2018 ZAR (R) shares	Mar. 31, 2017 ZAR (R) shares
Weighted average award price
Outstanding at the beginning of the year (in ZAR per share) | R	R 3.09	R 3.11
Exercised (in ZAR per share) | R	3.10	0.00
Forfeited (in ZAR per share) | R	3.14	3.03
Outstanding at the end of the year (in ZAR per share) | R	3.22	3.09
Exercisable at the end of the year (in ZAR per share) | R	R 3.13	R 3.05
Number of options
Outstanding at the beginning of the year (in shares)	20,810,000	14,435,000
Exercised (in shares)	(1,708,750)	0
Forfeited (in shares)	(1,062,000)	(7,575,000)
Outstanding at the end of the year (in shares)	28,039,000	20,810,000
Exercisable at the end of the year (in shares)	1,306,000	725,000
Granted on May 30, 2016
Weighted average award price
Granted (in ZAR per share) | R	R 0.00	R 2.94
Number of options
Outstanding at the beginning of the year (in shares)	6,925,000
Granted (in shares)	0	9,950,000
Outstanding at the end of the year (in shares)	6,525,000	6,925,000
Granted on November 24, 2016
Weighted average award price
Granted (in ZAR per share) | R	R 0.00	R 3.28
Number of options
Outstanding at the beginning of the year (in shares)	4,000,000
Granted (in shares)	0	4,000,000
Outstanding at the end of the year (in shares)	4,000,000	4,000,000
Granted on May 30, 2017
Weighted average award price
Granted (in ZAR per share) | R	R 3.46	R 0.00
Number of options
Outstanding at the beginning of the year (in shares)	0
Granted (in shares)	10,000,000	0
Outstanding at the end of the year (in shares)	9,750,000	0